Other assets	12 Months Ended
Dec. 31, 2018
Other assets
Other assets

Note 9 – Other assets

Other assets comprise the following:

	At December 31,	At December 31,
	2018	2017
Energy well equipment, net	$10.2	$12.7
Furniture and fixtures, net	0.5	0.6
Debt issue costs	—	1.9
	$10.7	$15.2